Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2017
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2017	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	67,944	9,871	70,066	10,335	73,857	11,101	78,839	12,117	290,706	44,681
Gross loss	3,757	546	5,025	741	6,712	1,009	11,606	1,783	27,100	4,165
Net loss	(12,157)	(1,765)	(11,645)	(1,718)	(12,076)	(1,814)	(10,126)	(1,557)	(46,003)	(7,071)
Basic and diluted loss per share	(3.72)	(0.54)	(3.57)	(0.53)	(3.70)	(0.56)	(3.10)	(0.48)	(14.09)	(2.17)